Loans and Debentures (Schedule of Classification Based on Currencies and Interest Rates) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Debentures	$ 296,146	$ 73,006
Total	918,305	622,258
In Shekels [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	302,915	81,847
Loans from banks and others	$ 615,390	$ 540,411
In Shekels [Member] | Weighted average [member] | Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate	4.45%
In Shekels [Member] | Weighted average [member] | Loans from financial institutions (including financing lease) [Member]
Disclosure of detailed information about borrowings [line items]
Nominal annual interest rate	4.70%